Prepayments (Details) - Schedule of Prepayments, Current - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of prepayments, current [Abstract]
Prepayment for live concert productions	$ 10,286,550	$ 8,000,000
Prepayment for online concert productions		5,000,000
Prepayment for advertisement		4,666,664
Prepayment for transportation services	20,676
Prepayments and advances	$ 10,307,226	$ 17,666,664